                                     [LOGO]


                                    COLONIAL

                                   HIGH INCOME

                                    MUNICIPAL

                                      TRUST


                                  ANNUAL REPORT
                                DECEMBER 31, 1996

                 COLONIAL HIGH INCOME MUNICIPAL TRUST HIGHLIGHTS

                       JANUARY 1, 1996 - DECEMBER 31, 1996

INVESTMENT OBJECTIVE: Colonial High Income Municipal Trust seeks to provide high current income, generally exempt from federal income taxes, by investing primarily in medium and lower quality municipal securities.

POLICY CHANGE: At a meeting held on February 16, 1996, the Trustees approved a policy change to eliminate the Trust's 5% limit on investing in zero coupon tax-exempt bonds.

THE FUND IS DESIGNED TO OFFER:

 x    Potential for high tax-free income

 x    Professional management

 x    Expert credit analysis

CO-PORTFOLIO MANAGER COMMENTARY: "Our efforts to maximize value for investors included a focus on industrial revenue bonds and broadly diversifying the Trust across sectors. We believe the supply of high yield bonds will be diminished over the near term and we will be working harder to identify investments with strong appreciation potential, such as candidates for credit rating upgrades or acquisition." -- Peter Andersen

                COLONIAL HIGH INCOME MUNICIPAL TRUST PERFORMANCE

     Distributions declared per share(1)              $0.583

                                                NAV          MARKET PRICE
     12-month total return, assuming
     reinvestment of all distributions         4.71%           20.09%

     Price per share                          $8.34            $8.25


(1)A portion of the Trust's income may be subject to the alternative minimum tax.

The Trust may at times purchase tax-exempt securities at a discount, and some or all of this discount may be included in the Trust's ordinary income which will be taxable when distributed.


Top Five Sectors
(as of 12/31/96)

 Nursing ..................... 17.5%

 Housing ..................... 15.5%

 Hospital ....................  9.1%

 Paper .......................  5.4%

 Investor Owned Utilities ....  4.8%


Quality Breakdown
(as of 12/31/96)


Net Cash:     0.6%

Non-rated:   53.1%

A             8.1%

AA            5.4%

AAA           7.9%

BB:           0.7%

BBB          24.2%


Sector and quality breakdowns are calculated as a percent of total net assets. Because the Trust is actively managed, there can be no guarantee the Trust will continue to maintain these quality weightings or invest in these sectors in the future. Industry sectors in the following financial statements are based upon the standard industrial classifications (SIC) published by the U.S. Office of Management and Budget. The sector classifications used on this page are based upon Colonial's defined criteria as used in the investment process.

                               PRESIDENT'S MESSAGE

                              TO FUND SHAREHOLDERS


                              [Photo of President]
                                Harold W. Cogger

I am pleased to present your Fund's annual report for the fiscal year ended December 31, 1996. This report reflects on the investment environment of the past 12 months and on the performance of your Fund.

The economy grew at a comfortable pace through the end of 1995 and into 1996. The Federal Reserve Board lowered short-term interest rates in December 1995 and again in January 1996, but stronger-than-expected economic indicators in February 1996 brought the Fed easing trend to a halt. However, recently released economic data confirm that economic growth has slowed to a pace well within the "comfort zone" of the Federal Reserve Board, lessening the market's fears of a Fed tightening. We are hopeful that the volatility that has characterized the fixed income market during the past year will be somewhat reduced in the months ahead.

While market conditions put pressure on municipal bond prices, technical dynamics, such as low supply and strong retail market support, enabled tax-exempt bonds to outperform Treasury bonds for much of the year. The post-election conditions should promote a period of stability for the municipal market as the flat tax initiative is now a receding memory. In this market, the Fund has been positioned with a long-term outlook and has been focused on industrial revenue bonds backed by publicly held companies that have good liquidity characteristics as a result of their "household name" status.

Our economic expectations include growth continuing at a slower, but more sustainable, rate and our outlook for 1997 is relatively bright. Lower mortgage rates increased consumer spending power and accelerating exports lead us to believe that the current economic expansion could continue through the year ahead.

As always, we thank you for the opportunity to help you meet your investment goals through the Colonial family of funds.

Respectfully,


/s/ Harold W. Cogger
---------------------
Harold W. Cogger
President
February 10, 1997

Because market conditions change frequently, there can be no assurance that the trends described here will continue, come to pass or affect Trust performance.

                              INVESTMENT PORTFOLIO
                        DECEMBER 31, 1996 (IN THOUSANDS)

MUNICIPAL BONDS - 97.8%                                                   PAR          VALUE
---------------------------------------------------------------------------------------------
EDUCATION - 1.8%
Education - 1.0%
NY State Dormitory Authority,
 City University Consolidated Bonds,
 Series 1993-F,
                               5.000%        07/01/20                $   2,900   $      2,516
                                                                                 ------------

School District General Obligation - 0.8%
AZ Apache County School District
 Number 010 Round Valley
 Project of 1987, Series 1990-C,
                               9.875%        07/01/05                    2,000          2,212
                                                                                 ------------
---------------------------------------------------------------------------------------------
HEALTH CARE - 27.6%
Hospital - 8.9%
AL Alabama Special Care Facilities Authority,
 Montgomery Health Care,
 Series 1989,
                              11.000%        10/01/19                    3,375          3,442
CA State Health Facilities Financing Authority
 Kaiser Permanente, Series 1989-A,
                                    (a)      10/01/12                    5,500          2,248
DE State Economic Development Authority,
Riverside Osteopathic Hospital,
 Series 1992-A,
                               9.500%        01/01/22                      890          1,163
GA Clayton Hospital Authority,
 The Woodlands Foundation Inc.,
 Series 1991-A,
                               9.750%        05/01/21                    2,500          2,125
ID State Health Facilities Authority,
 IHC Hospitals, Inc.,
                               8.030%        02/15/21                    1,750          1,912
IL State Health Facilities Authority:
 Edgewater Medical Center,
 Series A,
                               9.250%        07/01/24                    2,000          2,195

                     Investment Portfolio/December 31, 1996
---------------------------------------------------------------------------------------------

 Series 1990-C,
                                       9.500%  11/15/19              $     680   $        779
MO Hannibal Industrial Development,
 Medical Systems of Northeast Missouri,
 Series 1992,
                                       9.500%  03/01/22                  2,250          2,810
 MS Lowndes County,Golden Triangle
 Regional Medical Hospital, Series 1990,
                                       8.500%  02/01/10                    250            271
NJ Health Care Facilities Financing
 Authority, Raritan Bay Medical Center
                                       7.250%  07/01/27                  1,000          1,048
PA Delaware County Authority,
 Southeastern Pennsylvania Obligated Group,
 Series 1996,
                                       6.000%  12/15/16                  1,400          1,386
TX Tarrant County, Health Facilities
Development Corp .,
                                      10.125%  04/01/21 (c)              1,600            344
VT State Educational & Health Buildings
Financial Agency, Springfield Hospital,
 Series A,
                                       7.750%  01/01/13                  1,115          1,213
WA Washington State Health Care
Facility, Grays Harbor Community
Hospital Series 1993,
                                       7.200%  07/01/03 (b)                180            199
                                       8.250%  07/01/20 (b)              1,480          1,680
                                                                                 ------------
                                                                                       22,815
                                                                                 ------------

INTERMEDIATE CARE FACILITIES- 1.7%
IL Champaign, First Mortgage ,
Hoosier Care, Inc., Series 1989-A
                                       9.750%  08/01/19                  1,465          1,557
MA State Health & Educational
Facilities Authority,
Corporation for Independent Living,
                                       8.100%  07/01/18                    740            744

                     Investment Portfolio/December 31, 1996
---------------------------------------------------------------------------------------------
MUNICIPAL BONDS - Cont.                                                   PAR        VALUE
---------------------------------------------------------------------------------------------
 HEALTH CARE - Cont.
Intermediate Care Facilities -Cont.
TN Shelby County, Health, Education,
 & Housing Facilities Board, Open Arms
 Development Center:
 Series 1992-A ,
                                       9.750%  08/01/19              $     940   $      1,083
 Series 1992-C,
                                       9.750%  08/01/19                    915          1,055
                                                                                 ------------
                                                                                        4,439
                                                                                 ------------
NURSING HOMES - 17.0%
CO Health Care Facilities Authority:
 Pioneer Health Care,  Series 1989,
                                      10.500%  05/01/19                  2,000          1,940
CO  Health Care Facility Authority:
 American Housing Foundation I,
 Series 1990-A,
                                      10.250%  12/01/20                  1,400          1,400
FL Flagler County Industrial
 Redevelopment Authority,
 South Florida Properties, Series 1988,
                                      10.500%  12/01/18                  2,420          2,444
FL Gadsden County Industrial
 Development Authority,
 Florida Properties, Inc.,
 Series 1988-A
                                      10.450%  10/01/18                  1,920          1,975
FL Jacksonville Industrial Development
 Beverly Enterprises,
                                       9.750%  10/01/11                    905            989
FL Leon County Industrial Development,
 Beverly Enterprises, Series 1985 ,
                                       9.800%  06/01/11                    805            900
FL Volusia County Industrial
 Development Authority, Beverly
  Enterprises, Series 1987,
                                       9.800%  12/01/07                    840            860
IA State Finance Authority,
 Care Initiatives Project,
 Series 1996,
                                       9.250%  07/01/25                  1,000          1,220
IN Gary Industrial Economic Development,
 West Side Health Care Center,
 Series 1987-A,
                                      11.500%  10/01/17                  1,500          1,500

                     Investment Portfolio/December 31, 1996
---------------------------------------------------------------------------------------------

IN Michigan City Health Facilities,
 Metropolitan Health Foundation,
 Inc., Project,
                                      10.000%  11/01/22              $   3,085   $      2,776
MA Boston, St. Joseph's Nursing Care
Center, Inc.
                                      10.000%  01/01/20                    965          1,057
MA State Industrial Finance Agency,
 American Health Foundation, Inc.,
 Series 1989,
                                      10.125%  03/01/19                  2,035          2,142
MO Grove Industrial Development Authority,
 First Mortgage Health Care Facility,
 Heritage Mannor, Series 1988,
                                      10.250%  11/01/13                  1,755          1,580
MO Saint Louis County Industrial
 Development Authority,
                                      10.250%  12/01/16                  1,795          1,847
NJ Economic Development Authority,
 Geriatric and Medical Service, Inc.,
 Series B,
                                      10.500%  05/01/20                  2,000          2,137
NM Clovis Industrial Development,
 Retirement Ranches Project,
                                      10.750%  04/01/19                    215            234
 Retirement Ranches Project,
                                      10.750%  04/01/19                  2,140          2,332
PA Chester County Industrial Development,
 Pennsylvania Nursing Home, Inc.,
 Series 1989,
                                      10.125%  05/01/19                  2,615          2,716
PA Philadelphia Authority for Industrial
 Development, RHA /Philadelphia Project,
                                      10.250%  11/01/18                  1,445          1,492
PA Washington County Industrial
 Development Authority, Central
 States, Series 1989,
                                      10.250%  11/01/19                  1,925          1,913
TN Metropolitan Government, Nashville
 & Davidson Counties, Health & Education
  Facilities, Central States, Series 1989
                                      10.250%  11/01/19                  1,755          1,744
TX Bexar County Health Facilities
 Development, Heartway Corp.,
 Series 1989-A-1,
                                      10.250%  03/01/19 (c)              1,905          1,333

                     Investment Portfolio/December 31, 1996
---------------------------------------------------------------------------------------------
MUNICIPAL BONDS - Cont.                                                  PAR         VALUE
---------------------------------------------------------------------------------------------
 HEALTH CARE - Cont.
Nursing Homes-Cont.
TX Whitehouse Health Facilities
 Development Corp., Oak Brook Health
 Care Center, Series 1989,
                                      10.000%  12/01/19              $   1,805   $      1,855
VA Beach Development Authority,
 Beverly Enterprises, Series 1985,
                                      10.000%  04/01/10                  1,730          1,914
WA Kitsap County Housing Authority,
 Martha & Mary Nursing Home,
                                       7.100%  02/20/36                  1,000          1,087
WI State Health and Educational Facilities,
 Metro Health Foundation Inc.,
                                      10.000%  11/01/22 (b)              2,775          2,498
                                                                                 ------------
                                                                                       43,885
 .............................................................................................
 HOUSING - 16.3%
Assisted Living/Senior - 2.3%
IL State Development Finance Authority,
 Care Institute, Inc.,
                                       8.250%  06/01/25                  1,300          1,354
MN Roseville, Care Institute, Inc.,
 Series 1993,
                                       7.750%  11/01/23                  1,740          1,640
PA Montgomery County Industrial
 Development Authority, Assisted
 Living Facility, Series 1993-A,
                                       8.250%  05/01/23                    870            898
TX Bell County Health Facilities
 Development Corp., Care Institutions, Inc.,
                                       9.000%  11/01/24                  1,800          1,953
                                                                                 ------------
                                                                                        5,845
                                                                                 ------------
Multi-Family - 10.6%
FL Clearwater Housing Authority,
 Hampton Apartments, Series 1993-C,
                                       8.250%  05/01/24                  2,500          2,622
FL Hialeah Housing Authority,
 Series 1991,
                                       9.500%  11/01/21                  3,000          2,850
FL State Housing Finance Agency,
 Windsong Apartments, Series 1993-C
                                       9.250%  01/01/19                  1,000          1,006
GA Augusta Housing Authority Mortgage,
 Mountain Ridge Holdings II, Series A,
                                       8.960%  09/01/24 (c)              1,880          1,222

                            Investment Portfolio/December 31, 1996
------------------------------------------------------------------------------------------------------

  MN Lakeville Multi-family Housing,
   Southfork Apartments Project:
   Series 1989-A,
                             9.875%        02/01/20                  $   2,570   $      2,599
  Series 1989-B
                               (d)         02/01/20                      1,150          2,126
  MN Washington County Housing &
   Redevelopment Authority, Cottages of
   Aspen, Series 1992,
                             9.250%        06/01/22                      1,090          1,180
  MN White Bear Lake,
   Birch Lake Townhome Project,
   Series 1989-A,
                            10.250%        07/15/19                      2,200          2,211
   Series 1989-B,
                               (d)         07/15/19                        755          1,352
  NC Eastern Carolina Regional Housing
   Authority, Jacksonville New River
   Apartments, Series 1994,
                             8.250%        09/01/14                      1,950          1,969
  NY Nyack Housing Assistance Corp.,
   Nyack Plaza Apartments,
                             7.375%        06/01/21 (b)                    438            442
  Pass Through Certificates, Series 1993-A,
                             8.500%        12/01/16 (b)                  5,098          5,212
  TX Galveston Health Facilities Center,
                             8.000%        08/01/23                      1,000          1,026
  VA Alexandria Redevelopment
   & Housing Authority, Courthouse
   Commons Apartments, Series 1990-A,
                            10.000%        01/01/21                      1,500          1,513
                                                                                 ------------
                                                                                       27,330
                                                                                 ------------

  Single Family - 3.4%
  LA Louisiana Housing Finance Agency,
   Residual Lien Mortgage, Series 1992,
                             7.375%        09/01/13                        840            861
  NE Investment Finance Authority,
   Single-Family Mortgage, Series 1990-B
                            11.267%        03/15/22                      1,700          1,866
  OH Housing Finance Agency Single Family
   Mortgage Revenue, RIB (variable rate),
   Series B-4,
                             9.849%        03/31/31                      1,025          1,087

                     Investment Portfolio/December 31, 1996
---------------------------------------------------------------------------------------------
MUNICIPAL BONDS - Cont.                                                  PAR        VALUE
---------------------------------------------------------------------------------------------
 HOUSING - Cont.
  Single Family -Cont.
  TX Bexar County Housing Finance Corp.
   GNMA Collateralized Mortgage,
   Series 1989-A,
                             8.200%        04/01/22                  $   3,110   $      3,285
  TX Harris County Housing Finance Corp.,
   Single Family, Series 1987,
                             8.875%        12/01/17                        500            515
  WA State Housing Finance Commission,
   Series 1992 D-1,
                             6.150%        01/01/26                      1,200          1,227
                                                                                 ------------
                                                                                        8,841
                                                                                 ------------
 .............................................................................................
 OTHER - 4.1%
  Public Facilities Improvement - 1.1%
  CA Statewide Communities
   Development Corp.,
   J. Paul Getty Trust Center,
                             5.000%        10/01/23                      3,000          2,734
                                                                                 ------------

  Public Infrastructure - 0.8%
  VI Virgin Islands Public Financing,
   Series 1992- A,
                             7.250%        10/01/18                      2,000          2,135
                                                                                 ------------

  Refunded/Escrow/Special Obligation - 2.2%
  MA State Industrial Finance Agency,
   Series 1990,
                             9.000%        10/01/20                      2,350          2,752
  MI State Hospital Finance Authority,
   Detroit Osteopathic Hospital,
   Series 1987- A,
                             7.500%        11/01/10                      2,235          2,350
  NC Lincoln County Hospital,
                             9.000%        05/01/07                        520            618
                                                                                 ------------
                                                                                        5,720
                                                                                 ------------
 .............................................................................................
 OTHER REVENUE - 20.3%
  Amusements & Recreation - 0.5%
  MN Mille Lacs Capital Improvement
   Infrastructure, Band of Chippewa,
   Series 1992-A,
                             9.250%        11/01/12                      1,085          1,210
                                                                                 ------------

  Chemicals - 4.3%
  LA St. Charles Parish Pollution Control
    Revenue, Union Carbide Project,
                             7.350%        11/01/22                      3,000          3,236

                     Investment Portfolio/December 31, 1996
------------------------------------------------------------------------------------

  SC York County Industrial Revenue,
   Hoechst Celanese Corp.,
                             5.700%        01/01/24                  $   4,000   $      3,975
  TX Corpus Christi Port Authority,
   Hoechst Celanese Corp,
                             7.500%        08/01/12                      3,500          3,850
                                                                                 ------------
                                                                                       11,061
                                                                                 ------------

  Hotels/Camps/Lodging - 1.0%
  MN Burnsville Commercial Development,
   Holiday Inn Project,
                            10.600%        06/01/06                      2,500          2,541
                                                                                 ------------

  Justice & Public Order - 0.4%
  TN Franklin Industrial Board,
   Landings Apartment Project,
   Series 1996-B,
                             8.750%        04/01/27                      1,000            995
                                                                                 ------------

  Manufacturing - 4.5%
  CO Mesa County Industrial Development
   Joy Technologies Inc., Series 1992
                             8.500%        09/15/06                      1,000          1,087
  MA State Industrial Finance Agency,
   House of Bianchi, Inc.,
                             8.750%        06/01/18                        345            361
  MN Brooklyn Park, TL Systems Corp.,
   Series 1991,
                            10.000%        09/01/16                        785            970
  OH Cuyahoga County, Joy Technologies, Inc.,
   Series 1992,
                             8.750%        09/15/07                        550            604
  TN McKenzie Individual Development Board,
   American Lantern Co.,
                            10.500%        05/01/16                      2,144          2,281
  TX Trinity River Authority, Texas Instrument
  Project, Series 1996
                             6.200%        03/01/20                      1,000          1,024
  WA Pilchuck Public Development Corp.,
   Special Facilities Airport, Tramco Inc., Project,
                             6.000%        08/01/23                      5,420          5,285
                                                                                 ------------
                                                                                       11,612
                                                                                 ------------

  Miscellaneous Retail - 0.9%
  OH Lake County Economic Development,
   North Madison Properties, Series 1993,
                             8.819%        09/01/11                        765            803

                            Investment Portfolio/December 31, 1996
---------------------------------------------------------------------------------------------
MUNICIPAL BONDS - Cont.                                                   PAR       VALUE
---------------------------------------------------------------------------------------------
 OTHER REVENUE -Cont.
  Miscellaneous Retail-Cont.
  VA Virginia Beach Development Authority,
   SC Diamond Associates, Inc.,
                             8.000%        12/01/10                  $   1,360   $      1,454
                                                                                 ------------
                                                                                        2,257
                                                                                 ------------
  Other Revenue - 3.0%
  DC District of Columbia,
   Carnegie Endowment, Series 1996,
                             5.750%        11/15/10                      2,000          2,022
  IL Hennepin Individual Development
   Methchem Corp., Series 1989,
                            10.250%        01/01/05 (c)                  2,650             53
  IN Hammond, American Maize
   Products Co., Series 1994,
                             8.000%        12/01/24                      2,000          2,233
  MD Baltimore, Park  Charles Project,
   Series 1986,
                             8.000%        01/01/10                        895            941
  TX Gulf Coast Waste Disposal Authority,
   Quaker Oats Co., Series 1994
                             5.700%        05/01/06                      2,500          2,597
                                                                                 ------------
                                                                                        7,846
                                                                                 ------------
  Paper Products - 5.2%
  GA Rockdale County Development
   Authority, Solid Waste Disposal, Visy
   Paper, Inc., Series 1993,
                             7.500%        01/01/26                      3,600          3,717
  MI State Strategic Fund Ltd.:
   Blue Water Fiber Project, Series 1994,
                             8.000%        01/01/12                      2,500          1,813
   Great Lakes Pulp & Fibre Project,
   Series 1994,
                            10.250%        12/01/16 (c)                  2,500          1,150
  NY New York City Industrial
   Development Agency, Visy Paper, Inc.,
   Series 1995,
                             7.950%        01/01/28                      2,400          2,562
  SC Darlington County, Industrial
   Development Authority, SONOCO
   Products Co. Project,
                             6.125%        06/01/25                      2,000          2,065
  WA Walla Walla Public Corp.,
   Ponderosa Fibres Project,
                             9.125%        01/01/26                      2,460          2,248
                                                                                 ------------
                                                                                       13,555
                                                                                 ------------

                     Investment Portfolio/December 31, 1996
---------------------------------------------------------------------------------------------

  Petroleum Refining - 0.5%
  NY State Environmental Facilities Corp.,
   Occidental Petroleum Corp. Project,
   Series 1995,
                             6.100%        11/01/30                  $   1,300   $      1,255
                                                                                 ------------

 ......................................................................................................
RESOURCE RECOVERY - 2.6%
  Co-Generation - 2.1%
  FL Martin County Industrial
   Development Authority, Indiantown
   Co-generation Project,
                             7.875%        12/15/25                      1,000          1,140
  MD State Energy Financing Administration,
   AES Warrior Co-generation Project,
                             7.400%        09/01/19                      2,000          2,110
  NY New York City Port Authority,
  Special Obligation Revenue,
  Special KIAC Project,
                             6.750%        10/01/11                      2,000          2,063
                                                                                 ------------
                                                                                        5,313
                                                                                 ------------

  Land Fill - 0.5%
  MA State Industrial Finance Agency,
   Peabody Monofill Associates, Inc.,
   Series 1995,
                             9.000%        09/01/05                      1,215          1,286
                                                                                 ------------

 .............................................................................................
 TAX-BACKED - 3.2%
  General Obligation - 0.9%
  NY New York City, Series A,
                             7.000%        08/01/07                      1,000          1,099
  PR Commonwealth of Puerto Rico,
                             5.375%        07/01/22                      1,250          1,231
                                                                                 ------------
                                                                                        2,330
                                                                                 ------------

  Mello-Roos/1915 Act - 0.1%
  CA Carson Improvement, Series 1992,
                             7.375%        09/02/22                        190            198
                                                                                 ------------

  Sales & Excise Tax - 2.2%
  IL Metropolitan Pier & Exposition
   Authority, McCormick Place Expansion
   Project, Series A,
                               (a)         06/15/16                     10,000          3,275


                     Investment Portfolio/December 31, 1996
---------------------------------------------------------------------------------------------
MUNICIPAL BONDS - Cont.                                                   PAR       VALUE
---------------------------------------------------------------------------------------------
 TAX BACKED -Cont.
  Sales & Excise Tax-Cont.
  IL State Development Finance Authority,
   City of Marion Project, Series 1991,
                             9.625%        09/15/21                  $   2,450   $      2,520
                                                                                 ------------
                                                                                        5,795
 .............................................................................................

 TRANSPORTATION  - 12.2%
  Air Transportation - 3.3%
  CO Denver City & County
  Special Facilities Airport,
  United Airlines, Series 1992-A,
                             6.875%        10/01/32                      1,645          1,705
  IN Indianapolis Airport Authority,
   Federal Express Project,
                             7.100%        01/15/17                      2,000          2,163
  TX Alliance Airport Authority:
   American Airlines Project,
                             7.500%        12/01/29                      1,600          1,712
   Federal Express Corp., Series 1996,
                             6.375%        04/01/21                      3,000          3,004
                                                                                 ------------
                                                                                        8,584
                                                                                 ------------

  Airport - 3.2%
  CO Denver City & County Airport
   Airport System  Series 1992-C,
                             6.125%        11/15/25                      5,120          5,197
  CO Denver City and  County Airport,
   Series 1992 B,
                             7.250%        11/15/23                      2,855          3,116
                                                                                 ------------
                                                                                        8,313
                                                                                 ------------

  Transportation - 1.5%
  NY Metropolitan Transportation Authority,
   Commuter Facilities Board, Series 7
   Project,
                             5.625%        07/01/16                      4,000          3,830
                                                                                 ------------

  Turnpike/Tollroad/Bridge - 4.2%
  CA San Joaquin Hills Transportation
   Corridor Agency, Senior Lien Toll Road,
   Series 1993:
                               (a)         01/01/23                     14,500          2,882
                             7.000%        01/01/30                        865            928


                            Investment Portfolio/December 31, 1996
---------------------------------------------------------------------------------------------

                             6.750%        01/01/32                  $   1,500   $      1,588
                             5.000%        01/01/33                      6,130          5,333
                                                                                 ------------
                                                                                       10,731
                                                                                 ------------

---------------------------------------------------------------------------------------------
 UTILITY - 9.7%
  Individual Power Producer - 1.6%
  PA State Economic Development Finance
   Authority,
   Colver Project, Series D,
                             7.125%        12/01/15                      4,000          4,190
                                                                                 ------------

  Investor Owned - 4.7%
  IL Bryant,
   Central Illinois Light Co.,
   Series 1993,
                             5.900%        08/01/23                      5,000          5,031
  IL Chicago,
   Peolple's Gas, Light & Coke Co.,
   Series 1990 A,
                             8.100%        05/01/20                      2,000          2,212
  NY State Energy Research & Development
   Authority,
   Consolidated Edison Co., Series 1991 A,
                             7.500%        01/01/26                      2,000          2,149
  PA Beaver County Industrial
   Development Authority,
   Ohio Edison Co., Series 1989 A,
                             7.750%        09/01/24                      2,500          2,622
                                                                                 ------------
                                                                                       12,014
                                                                                 ------------

  Municipal Electric - 1.2%
  CA Colton Public Financing Authority,
   Series 1995,
                             7.500%        10/01/20                      2,000          2,087
  VI Water and Power Authority Electric
   Systems, Series 1991-A,
                             7.400%        07/01/11                      1,000          1,060
                                                                                 ------------
                                                                                        3,147
                                                                                 ------------

                                       15

                            Investment Portfolio/December 31, 1996
---------------------------------------------------------------------------------------------
MUNICIPAL BONDS - Cont.                                                   PAR        VALUE
---------------------------------------------------------------------------------------------
 UTILITY -Cont.
  Water & Sewer - 2.2%
  CT State Development Authority,
   Sewer Sludge Disposal Facilities,
   Series 1996,
                             8.250%        12/01/06                  $   1,250   $      1,270
  LA Public Facility Belmont Water,
   Authority,
                             9.000%        03/15/24 (e)                    820            854
  MA State Industrial Finance Agency,
   Massachusetts Environmental Services,
   Series 1994 A,
                             8.750%        11/01/21                        985            965
  MS V Lakes Utility District,
                             8.250%        07/15/24                        500            513
  NJ State Economic Development
   Authority,
   Hills Development Co.,
                            10.500%        09/01/08                      2,000          2,005
                                                                                 ------------
                                                                                        5,607
                                                                                 ------------

  TOTAL MUNICIPAL BONDS  (cost of $250,170)(f)                                        252,142
                                                                                 ------------

SHORT-TERM OBLIGATIONS - 0.6%
---------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (G)
  WA State Health Care Facilities
   Authority
                             5.250%        01/01/18                        400            400
  WI State Health Facilities Authority,
   Fransican Health Care,
   Series A-1,
                             4.100%        01/01/16                      1,200          1,200
                                                                                 ------------


  TOTAL SHORT-TERM OBLIGATIONS                                                          1,600
                                                                                 ------------


OTHER ASSETS & LIABILITIES, NET - 1.6%                                                  4,026
---------------------------------------------------------------------------------------------

NET ASSETS-100%                                                                  $    257,768
                                                                                 ------------

                                       16

NOTES TO INVESTMENT PORTFOLIO:
-------------------------------------------------------------------------------

(a) Zero coupon bond.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1996, the value of these securities amounted to $10,031 or 3.9% of net assets.

(c) This issuer is in default of certain debt covenants. Income is not being accrued.

(d) Accrued interest accumulates in the value of the security and is payable at redemption.

(e) This is a restricted security which was acquired at a cost of $820,000. This security represents less than 0.3% of the Fund's net assets at December 31, 1996.

(f) Cost for federal income tax purposes is the same.

(g) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of December 31, 1996.

                    Acronym                                         Name
              ---------------------                      ----------------------
                      RIB                                Residual Interest Bond













  See notes to financial statements.

                        STATEMENT OF ASSETS & LIABILITIES
                                DECEMBER 31, 1996

(in thousands except for per share amount)
ASSETS
Investments at value (cost $250,170)                                 $   252,142
Short-term obligations                                                     1,600
                                                                     -----------
                                                                         253,742

Receivable for:
  Interest                                           $    5,432
  Investments sold                                          131
Other                                                        15            5,578
                                                     ----------      -----------
     Total Assets                                                        259,320

LIABILITIES
Payable for:
  Distributions                                           1,503
Accrued:
  Deferred Trustees fees                                      2
Other                                                        47
                                                     ----------
     Total Liabilities                                                     1,552
                                                                     -----------

NET ASSETS  at value for 30,919
  shares of beneficial interest outstanding                          $   257,768
                                                                     ===========

Net asset value per share                                            $      8.34
                                                                     ===========

COMPOSITION OF NET ASSETS
Capital paid in                                                      $   286,694
Undistributed net investment income                                           71
Accumulated net realized loss                                            (30,969)
Net unrealized appreciation                                                1,972
                                                                     -----------
                                                                     $   257,768
                                                                     ===========










See notes to financial statements.

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1996

(in thousands)
INVESTMENT INCOME
Interest                                                            $     19,988

EXPENSES
Management fee                                       $    2,066
Transfer agent                                               79
Bookkeeping fee                                              67
Trustees fee                                                 26
Custodian fee                                                 8
Audit fee                                                    42
Legal fee                                                   167
Reports to shareholders                                      16
Other                                                       103            2,574
                                                   -------------    ------------

       Net Investment Income                                              17,414
                                                                    ------------

NET REALIZED & UNREALIZED LOSS ON PORTFOLIO POSITIONS
 Net realized loss                                       (4,094)
Net unrealized depreciation during
  the period                                             (1,987)
                                                   ------------
       Net Loss                                                           (6,081)
                                                                    ------------

Net Increase in Net Assets from Operations                          $     11,333
                                                                    ============
















See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS



                                                                        Year ended
           (in thousands)                                               December 31
                                                              -------------------------------
INCREASE (DECREASE) IN NET ASSETS                                 1996             1995
Operations:
Net investment income                                         $     17,414    $      18,441
Net realized loss                                                   (4,094)          (4,446)
Net unrealized appreciation (depreciation)                          (1,987)          22,753
                                                              ------------    -------------
     Net Increase from Operations                                   11,333           36,748
Distributions:
From net investment income                                         (18,032)         (18,248)
                                                              ------------    -------------
        Total Increase (Decrease)                                   (6,699)          18,500

NET ASSETS
   Beginning of period                                             264,467          245,967
                                                              ------------    -------------
   End of period (including undistributed net
     investment income of $71 and $598,
     respectively)                                            $    257,768   $      264,467
                                                              ============   ==============

NUMBER OF FUND SHARES
   Outstanding at end of period                                     30,919           30,919
                                                              ============   ==============




















See notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1996


NOTE 1. ACCOUNTING POLICIES
--------------------------------------------------------------------------------
Organization: Colonial High Income Municipal Trust (the Fund), is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end, management investment company. The Fund's investment objective is to provide high current income, generally exempt from Federal income taxes, by investing primarily in medium and lower quality municipal securities. The Fund authorized an unlimited number of shares.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements.

Security valuation and transactions: Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions which cannot be valued as set forth above are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

Federal income taxes: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

                 Notes to Financial Statements/December 31, 1996
--------------------------------------------------------------------------------
Interest income, debt discount and premium: Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

Distributions to shareholders: Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES
--------------------------------------------------------------------------------
Management fee: Colonial Management Associates, Inc. (the Adviser) is the investment Adviser of the Fund and furnishes accounting and other services and office facilities for a monthly fee equal to 0.80% annually of the Fund's average weekly net assets.

Bookkeeping fee: The Adviser provides bookkeeping and pricing services for $18,000 per year plus 0.0233% of the Fund's average weekly net assets over $50 million.

Other: The Fund pays no compensation to its officers, all of whom are employees of the Adviser.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 3. PORTFOLIO INFORMATION
--------------------------------------------------------------------------------
Investment activity: During the year ended December 31, 1996, purchases and sales of investments, other than short-term obligations, were $40,214,290 and $38,223,068, respectively.

Unrealized appreciation (depreciation) at December 31, 1996, based on cost of investments for both financial statement and federal income tax purposes was:

        Gross unrealized appreciation                     $ 12,472,406
        Gross unrealized depreciation                      (10,500,795)
                                                          ------------
              Net unrealized appreciation                 $  1,971,611
                                                          ============

At December 31, 1996, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

                 Notes to Financial Statements/December 31, 1996
-------------------------------------------------------------------------------
NOTE 3. PORTFOLIO INFORMATION - CONT.
-------------------------------------------------------------------------------

                   Year of                           Capital loss
                 expiration                          carryforward
                 ------------                   ----------------------
                    1998                        $          3,066,000
                    1999                                   3,140,000
                    2000                                   3,157,000
                    2001                                   5,578,000
                    2002                                   6,579,000
                    2003                                   5,268,000
                    2004                                   2,815,000
                                                --------------------
                                                $         29,603,000
                                                --------------------

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

Other: There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

                              FINANCIAL HIGHLIGHTS

Selected per share data, total return, ratios and supplemental data throughout each period are as follows:

                                               Year ended December 31
                                     -----------------------------------------
                                        1996           1995            1994
                                     ----------     ----------     -----------
Net asset value -
   Beginning of period               $    8.550     $     7.960    $     8.670
                                     ----------     -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                     0.566           0.597          0.616
Net realized and
unrealized gain (loss)                   (0.193)          0.583         (0.716)
                                     ----------     -----------    -----------
   Total from Investment
      Operations                          0.373           1.180         (0.100)
                                     ----------     -----------    -----------
LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS:
From net investment income               (0.583)         (0.590)        (0.610)
                                     ----------     -----------    -----------
Net asset value -
   End of period                     $    8.340     $     8.550    $     7.960
                                     ==========     ===========    ===========

Market price per share               $    8.250     $     7.375    $     6.875
                                     ==========     ===========    ===========
Total return - based on
   market value (a)                       20.09%          15.65%        (9.83)%
                                     ==========     ===========    ===========
RATIOS TO AVERAGE NET ASSETS
Expenses                                   1.00%(b)        1.06%(b)       1.03%
Net investment income                      6.74%(b)        7.15%(b)       7.44%
Portfolio turnover                           15%             23%            20%
Net assets at end
of period (000)                      $  257,768     $   264,467    $   245,967


(a) Total return at market value assuming all distributions reinvested and excluding brokerage commissions.

(b) Thebenefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.





-------------------------------------------------------------------------------
  Federal Income Tax Information (unaudited)
  All of the distributions will be treated as exempt income for federal income tax purposes.
-------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS

Selected per share data, total return, ratios and supplemental data throughout each period are as follows:

                             Year ended December 31
                             ----------------------
                                1993         1992
                             ---------    ---------

                             $   8.780    $   8.910
                             ---------    ---------

                                 0.671        0.694

                                (0.106)      (0.140)
                             ---------    ---------

                                 0.565        0.554
                             ---------    ---------

                                (0.675)      (0.684)
                             ---------    ---------

                             $   8.670    $   8.780
                             ---------    ---------

                             $   8.250    $   8.250
                             ---------    ---------

                                  7.96%        3.51%
                             ---------    ---------

                                  0.97%        0.96%
                                  7.58%        7.86%
                                    29%          15%

                             $ 268,130    $ 269,848

                        REPORT OF INDEPENDENT ACCOUNTANTS

          T0 THE TRUSTEES AND THE SHAREHOLDERS OF COLONIAL HIGH INCOME
             MUNICIPAL TRUST

        In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations, and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Colonial High Income Municipal Trust (The Fund) at December 31, 1996, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at December 31, 1996 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.





        PRICE WATERHOUSE LLP
        Boston, Massachusetts
        February 10, 1997

                           DIVIDEND REINVESTMENT PLAN

The Trust generally distributes net investment income monthly and capital gains annually. Under the Trust's Dividend Reinvestment Plan (the "Plan"), shareholders may elect to have all distributions reinvested automatically in additional shares of the Trust. Shareholders not making such election will receive all distributions in cash, paid by check and mailed directly to the recordholder, from the dividend paying agent.

Shareholders participating in the Plan will receive distributions in the form of shares of the Trust. If the market price of the shares on the distribution payment date is equal to or greater than the net asset value, Plan participants will be issued shares at the higher of net asset value or 95% of the market price. In circumstances in which the net asset value of Trust shares is more than 5% below their market price, Plan participants will be issued shares through the Plan at a price exceeding net asset value. If net asset value exceeds the market price, or the distribution is payable only in cash, shares will be bought on the open market for the accounts of Plan participants. If the market price surpasses the net asset value before such purchasing is completed, the average per share price may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if the distribution had been newly-issued shares.

All Plan accounts receive monthly written confirmations of all transactions. Shares purchased under the Plan are ordinarily held in uncertificated form, although participants have the right to receive certificates for whole shares held in their account.

Each shareholder's proxy includes shares purchased pursuant to the Plan. The automatic reinvestment of distributions does not relieve participants of any income tax payable on the distributions. Participants may recognize capital gains or ordinary income for federal income tax purposes in an amount equal to the market value of shares received under the Plan.

Fees and expenses of the Plan, other than brokerage charges, will be paid by the Trust. No brokerage charges are incurred on shares issued directly by the Trust. Participants will bear a pro-rata share of brokerage charges incurred on open market purchases.

A Plan participant may terminate his or her participation by written notice to the Plan administrator. The Plan may be amended or terminated on 90 days written notice to the Plan participants. Upon withdrawal by any participant or any termination of the Plan, certificates for whole shares will be issued and cash payments will be made for any fractional shares. All correspondence concerning the Plan, including requests for information, should be directed to The First National Bank of Boston, the Trust's dividend disbursing agent and administrator of the Plan, at P.O. Box 1681, Boston, Massachusetts 02105, Attention: Dividend Reinvestment Department.

                       THIS PAGE INTENTIONALLY LEFT BLANK

                       THIS PAGE INTENTIONALLY LEFT BLANK

                       THIS PAGE INTENTIONALLY LEFT BLANK

                     IMPORTANT INFORMATION ABOUT THIS REPORT


The Transfer Agent for Colonial High Income Municipal Trust is:
The First National Bank of Boston

100 Federal Street
Boston, MA 02110
1-617-575-3120
1-800-730-6001


Colonial High Income Municipal Trust mails one shareholder report to each shareholder address. If you would like more than one report, please call Colonial at 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial High Income Municipal Trust.

[Colonial Mutual Funds Logo]



Mutual Funds for
Planned Portfolios

                                    TRUSTEES

ROBERT J. BIRNBAUM

Retired (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.)

TOM BLEASDALE

Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS

Attorney (formerly Attorney, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel)

JAMES E. GRINNELL

Private Investor (formerly Senior Vice President - Operations, The Rockport Company)

WILLIAM D. IRELAND, JR.

Retired (formerly Chairman of the Board, Bank of New England - Worcester)

RICHARD W. LOWRY

Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

WILLIAM E. MAYER

Partner, Development Capital, L.L.C. (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, C.S. First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.

Chairman of the Board, Hannaford Bros. Co. (formerly Chief Executive Officer, Hannaford Bros. Co.)

JOHN J. NEUHAUSER

Dean, Boston College School of Management

GEORGE L. SHINN

Financial Consultant (formerly Chairman, Chief Executive Officer and Consultant, The First Boston Corporation)

ROBERT L. SULLIVAN

Management Consultant (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

SINCLAIR WEEKS, JR.

Chairman of the Board, Reed & Barton Corporation


            COLONIAL INVESTMENT SERVICES, INC., Distributor (C) 1997
                      A Liberty Financial Company (NYSE:L)
      One Financial Center, Boston, Massachusetts 02111-2621, 617-426-3750

                            HI-02-264D-1296 M (2/97)